Marketable Securities and Derivatives (Tables)	9 Months Ended
Mar. 31, 2023
Financial instruments [Abstract]
Marketable Securities

Financial asset hierarchy level	Level 1	Level 1	Level 1
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)	Radient	Choom	CTT Pharmaceutical Holdings	Total
		Note 6(a)
	$	$	$	$
Balance, June 30, 2021	3,010	741	—	3,751
Transfer (to) from investment in associates	—	(642)	289	(353)
Unrealized loss on changes in fair value	(1,882)	(99)	(86)	(2,067)
Balance, June 30, 2022	1,128	—	203	1,331
Disposals	—	—	(126)	(126)
Unrealized loss on changes in fair value	(1,128)	—	(77)	(1,205)
Balance, March 31, 2023	—	—	—	—

Unrealized gain (loss) on marketable securities
Year ended June 30, 2022
OCI unrealized loss	(1,882)	(99)	(86)	(2,067)

Nine months ended March 31, 2023
OCI unrealized loss	(1,128)	—	(77)	(1,205)

Derivative Instruments
As at March 31, 2023, the Company held the following derivative investments:

Financial asset hierarchy level	Level 2	Level 2	Level 3	Level 2	Level 3
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)	ACI	Choom	Investee-B	High Tide	Investee-C	Total
	Note 6(b)	Note 6(a)
	$	$	$	$	$	$
Balance, June 30, 2021	5,661	18,151	14,393	18,665	2,512	59,382
Additions	—	6,000	—	—	—	6,000
Disposals	—	(18,151)	—	—	—	(18,151)
Repayment	—	—	—	(997)	—	(997)
Unrealized loss on changes in fair value	(4,243)	(6,000)	(975)	(9,226)	(50)	(20,494)
Foreign exchange	—	—	543	—	—	543
Balance, June 30, 2022	1,418	—	13,961	8,442	2,462	26,283
Repayment	—	—	—	(537)	(2,490)	(3,027)
Adjustments			—	(211)	—	(211)
Unrealized gain (loss) on changes in fair value	(1,418)	—	(14,506)	(580)	28	(16,476)
Foreign exchange	—	—	680	—	—	680
Balance, March 31, 2023	—	—	135	7,114	—	7,249
Current portion	—	—	—	—	—	—
Long-term portion	—	—	135	7,114	—	7,249

Year ended June 30, 2022
Foreign exchange	—	—	543	—	—	543
Unrealized loss on changes in fair value	(4,243)	(6,000)	(975)	(9,226)	(50)	(20,494)
	(4,243)	(6,000)	(432)	(9,226)	(50)	(19,951)
Nine months ended March 31, 2023
Foreign exchange	—	—	680	—	—	680
Unrealized gain (loss) on changes in fair value	(1,418)	—	(14,506)	(580)	28	(16,476)
	(1,418)	—	(13,826)	(580)	28	(15,796)